Contingent liabilities and Commitments	6 Months Ended
Jun. 30, 2026
Disclosure of contingent liabilities [abstract]
Contingent liabilities and Commitments	Contingent liabilities
The Group has received a subpoena from the U.S. Securities and Exchange Commission (SEC) seeking various documents and information primarily relating to the Group’s disclosures regarding the development of the Group’s prostate cancer therapeutic candidates. This matter remains a fact-finding request. Telix is cooperating with the subpoena including responding to the SEC’s requests. The SEC has not asserted any charges against the Group or any of its personnel, and no conclusions have been reached. At this stage, the Group cannot predict the duration, scope or outcome of this matter. The Group will continue to monitor the inquiry and update its disclosures as appropriate.
On November 10, 2025, a putative securities class action complaint was filed in the United States District Court for the
Southern District of Indiana seeking, among other relief, class certification, designation of a lead plaintiff, damages and a jury trial.  On January 20, 2026, the Group was formally served the complaint on behalf of a purported U.S. shareholder.
The Group has filed a motion to dismiss this matter. This case is still in its earliest stages, and the Group plans to rigorously defend itself in this matter. No class has been certified and the court has not ruled on any dispositive motions.
At this stage, the Group cannot predict the duration, scope or outcome of this matter.
Legal fees and other costs associated with contingent matters, including litigation, regulatory inquiries and investigations, are expensed as incurred.
Commitments
The Group has commitments against existing development activities and capital commitments relating to property plant and equipment and the purchase of isotope raw materials . R&D commitments are estimated based on the contractual obligations included within agreements entered into by the Group, to the extent that a work order has been executed with the vendor.
The Group's supply agreements contain minimum purchase commitments in certain situations, the amount and timing of which are not known. Additionally, the Group enters into contracts in the normal course of business with clinical trial sites and clinical supply manufacturers and with vendors for preclinical studies and clinical trials, research supplies and other services and drugs for operating purposes. These contracts generally provide for termination after a notice period, and, therefore, are cancellable contracts.
The Group has entered into in-licensing arrangements with various companies. Such agreements may require the Group to make payments on achievement of stages of development, launch or revenue milestones and may include variable payments that are based on unit sales or profit (e.g., royalty and profit share payments). The amount of variable payments under these agreements are inherently uncertain and difficult to predict, given the direct link to future sales, profit levels and the range of outcomes. These payments are not included in this table of contractual obligations.
To the extent a commitment is determined to be onerous, these are provided for within provisions in the Consolidated statement of financial position.
At June 30, 2026 and at the date of these financial statements, the Group had capital commitments relating to the construction of the Seneffe (Brussels South) manufacturing facility and the purchase of isotope raw materials from a vendor over a three-year period.

	Due < 1 year	Due > 1 year	1.
	US$'000	US$'000	1.
As at June 30, 2026
Capital commitments	42,665	6,410
R&D commitments	53,234	13,309
	95,899	19,719

As at December 31, 2025
Capital commitments	35,822	11,367
R&D commitments	30,402	7,601
	66,224	18,968